Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Inventories
Raw materials	$ 216.2	$ 243.3
Work-in-progress	136.4	130.5
Finished goods	177.6	205.3
Inventories at lower of FIFO cost or market (approximates replacement cost)	530.2	579.1
Inventory reserves	(55.1)	(59.2)
Inventories, net	$ 475.1	$ 519.9